Long-term investments (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term investments
Equity method investments	¥ 262,338	¥ 284,536	¥ 476,853
Equity securities		69,319	675,824
Total long-term investments	¥ 363,631	¥ 353,855	¥ 1,152,677